Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	TEKMIRA PHARMACEUTICALS CORP
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	12,148,636
Amendment Flag	false
Entity Central Index Key	0001447028
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (CAD)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	9,184,134	12,346,010
Accounts receivable	880,693	3,318,729
Accrued revenue	185,356	817,464
Deferred expenses	788,111	557,256
Investment tax credits receivable	331,032	403,580
Finished goods inventory		150,731
Prepaid expenses and other assets	424,387	315,057
Total current assets	11,793,713	17,908,827
Property and equipment	18,684,491	18,668,897
Less accumulated depreciation and impairment	(16,486,912)	(15,555,481)
Property and equipment net of accumulated depreciation and impairment (note 4)	2,197,579	3,113,416
Total assets	13,991,292	21,022,243
Current liabilities:
Accounts payable and accrued liabilities (note 11)	3,972,551	6,151,923
Deferred revenue (note 3)	2,807,898	1,982,264
Warrants (notes 5 and 6(a))	205,044
Total current liabilities	6,985,493	8,134,187
Deferred revenue, net of current portion (note 3)	1,690,529	2,155,478
Total liabilities	8,676,022	10,289,665
Authorized - unlimited number with no par value Issued and outstanding: 12,148,636 (December 31, 2010 - 10,338,702)	233,501,253	229,491,529
Additional paid-in capital	30,661,704	30,151,810
Deficit	(258,847,687)	(248,910,761)
Total stockholders' equity	5,315,270	10,732,578
Total liabilities and stockholders' equity	13,991,292	21,022,243

Consolidated Balance Sheets (Parentheticals) (CAD)	Dec. 31, 2011	Dec. 31, 2010
Common shares, shares issued	12,148,636	10,338,702
Common shares, shares outstanding	12,148,636	10,338,702
Common shares, no par value (in Dollars per share)
Common shares, authorized

Consolidated Statements of Operations and Comprehensive Loss (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Collaborations and contracts	16,122,843	14,923,860	13,831,916
Licensing fees and milestone payments	524,100	514,129	596,500
License amendment payment		5,916,750
Total revenue	16,646,943	21,354,739	14,428,416
Research, development, collaborations and contracts	19,898,969	22,133,983	17,764,379
General and administrative	6,312,487	4,780,745	4,152,540
Depreciation of property and equipment	975,512	1,038,573	988,659
Loss on purchase and settlement of exchangeable and development notes (note 3(f))		5,916,750
Total expenses	27,186,968	33,870,051	22,905,578
Loss from operations	(10,540,025)	(12,515,312)	(8,477,162)
Interest income	124,852	106,957	163,696
Foreign exchange losses	(14,522)	(7,125)	(435,691)
Warrant issuance costs (note 6(a))	(80,000)
Change in fair value of warrant liability (note 6(a))	572,769
Net loss and comprehensive loss	(9,936,926)	(12,415,480)	(8,749,157)
Loss per common share
Basic and diluted (in Dollars per share)	(0.88)	(1.2)	(0.85)
Weighted average number of common shares
Basic and diluted	11,318,766	10,332,941	10,325,023

Consolidated Statements of Cash Flow (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Loss for the period	(9,936,926)	(12,415,480)	(8,749,157)
Items not involving cash:
Depreciation of property and equipment	975,512	1,038,573	988,659
Stock-based compensation expense	626,119	650,620	265,685
Foreign exchange (gains) losses arising on foreign currency cash balances	(20,095)	7,187	325,742
Warrant issuance costs	80,000
Change in fair value of warrant liability	(572,769)
Fair value of warrants issued in conjunction with debt facility	35,004
Net change in non-cash operating items:
Accounts receivable	2,438,036	(2,265,834)	(420,456)
Accrued revenue	632,108	(817,464)
Deferred expenses	(230,855)	(557,256)
Investment tax credits receivable	72,548	(123,448)	124,321
Inventory	150,731	(150,731)	174,524
Prepaid expenses and other assets	(109,330)	(88,076)	(126,621)
Accounts payable and accrued liabilities	(2,179,372)	498,096	1,180,215
Deferred revenue	360,685	2,975,305	703,343
Net cash provided by (used in) operating activities	(7,678,604)	(11,248,508)	(5,533,745)
INVESTING ACTIVITIES
Proceeds from (acquisition of) short-term investments, net			5,730,507
Acquisition of property and equipment	(59,675)	(830,948)	(1,699,508)
Net cash provided by (used in) investing activities	(59,675)	(830,948)	4,030,999
FINANCING ACTIVITIES
Proceeds from issuance of common shares and warrants, net of issuance costs	4,545,647
Issuance of common shares pursuant to exercise of options	10,661	34,913	7,886
Net cash provided by (used in) financing activities	4,556,308	34,913	7,886
Foreign exchange gains (losses) arising on foreign currency cash balances	20,095	(7,187)	(325,742)
Increase (Decrease) in cash and cash equivalents	(3,161,876)	(12,051,730)	(1,820,602)
Cash and cash equivalents, beginning of period	12,346,010	24,397,740	26,218,342
Cash and cash equivalents, end of period	9,184,134	12,346,010	24,397,740
Investment tax credits received	102,464	36,613	275,965
Fair value of warrants issued in conjunction with public offering	742,809
Fair value of warrants issued in conjunction with debt facility	35,004

Consolidated Statements of Stockholders’ Equity (CAD)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	229,412,230	29,272,005	(227,746,124)	30,938,111
Balance (in Shares) at Dec. 31, 2008	10,324,735
Stock-based compensation		265,685		265,685
Issuance of common shares pursuant to exercise of options	14,527	(6,641)		7,886
Issuance of common shares pursuant to exercise of options (in Shares)	3,852
Net loss			(8,749,157)	(8,749,157)
Balance at Dec. 31, 2009	229,426,757	29,531,049	(236,495,281)	22,462,525
Balance (in Shares) at Dec. 31, 2009	10,328,587
Stock-based compensation		650,620		650,620
Issuance of common shares pursuant to exercise of options	64,772	(29,859)		34,913
Issuance of common shares pursuant to exercise of options (in Shares)	10,115
Net loss			(12,415,480)	(12,415,480)
Balance at Dec. 31, 2010	229,491,529	30,151,810	(248,910,761)	10,732,578
Balance (in Shares) at Dec. 31, 2010	10,338,702
Stock-based compensation		626,119		626,119
Issuance of common shares pursuant to exercise of options	126,886	(116,225)		10,661
Issuance of common shares pursuant to exercise of options (in Shares)	20,033
Issuance of common shares in conjunction with the public offering, net of issuance costs of $475,568 and net of initial fair value of warrants of $742,809	3,882,838			3,882,838
Issuance of common shares in conjunction with the public offering, net of issuance costs of $475,568 and net of initial fair value of warrants of $742,809 (in Shares)	1,789,900
Net loss			(9,936,926)	(9,936,926)
Balance at Dec. 31, 2011	233,501,253	30,661,704	(258,847,687)	5,315,270
Balance (in Shares) at Dec. 31, 2011	12,148,635

Consolidated Statements of Stockholders’ Equity (Parentheticals) (CAD)	12 Months Ended
Dec. 31, 2011
Issuance of common shares, issuance costs	475,568
Issuance of common shares, initial fair value of warrants	742,809

Note 1 - Nature of Business and Future Operations	12 Months Ended
Dec. 31, 2011
Nature of Operations [Text Block]
1.	Nature of business and future operations

Tekmira Pharmaceuticals Corporation (the “Company”) is a Canadian biopharmaceutical business focused on advancing novel RNA interference therapeutics and providing its leading lipid nanoparticle delivery technology to pharmaceutical partners.

The success of the Company is dependent on obtaining the necessary regulatory approvals to bring its products to market and achieve profitable operations. The continuation of the research and development activities and the commercialization of its products are dependent on the Company’s ability to successfully complete these activities and to obtain adequate financing through a combination of financing activities and operations. It is not possible to predict either the outcome of future research and development programs or the Company’s ability to fund these programs in the future.

Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
2.	Significant accounting policies

Basis of presentation

Tekmira Pharmaceuticals Corporation was incorporated on October 6, 2005 as an inactive wholly owned subsidiary of Inex Pharmaceuticals Corporation (“Inex”).  Pursuant to a “Plan of Arrangement” effective April 30, 2007 the business and substantially all of the assets and liabilities of Inex were transferred to the Company. The consolidated financial statements for all periods presented herein include the consolidated operations of Inex until April 30, 2007 and the operations of the Company thereafter.

These consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries, Protiva Biotherapeutics Inc. and Protiva Biotherapeutics (USA), Inc., which were acquired on May 30, 2008. All intercompany transactions and balances have been eliminated on consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about future events that affect the reported amounts of assets, liabilities, revenue, expenses, contingent assets and contingent liabilities as at the end or during the reporting period.  Actual results could significantly differ from those estimates.  Significant areas requiring the use of management estimates relate to the useful lives of property and equipment for the purpose of amortization, recognition of revenue, stock-based compensation, share purchase warrant valuation and the amounts recorded as accrued liabilities.

Cash and cash equivalents

Cash and cash equivalents are all highly liquid instruments with an original maturity of three months or less when purchased.  Cash equivalents are recorded at cost plus accrued interest. The carrying value of these cash equivalents approximates their fair value.

Fair value of financial instruments

We measure certain financial instruments and other items at fair value.

To determine the fair value, we use the fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use to value an asset or liability and are developed based on market data obtained from independent sources. Unobservable inputs are inputs based on assumptions about the factors market participants would use to value an asset or liability. The three levels of inputs that may be used to measure fair value are as follows:

•	Level 1 inputs are quoted market prices for identical instruments available in active markets.

•
Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly. If the asset or liability has a contractual term, the input must be observable for substantially the full term. An example includes quoted market prices for similar assets or liabilities in active markets.

•	Level 3 inputs are unobservable inputs for the asset or liability and will reflect management’s assumptions about market assumptions that would be used to price the asset or liability.

Assets and liabilities are classified based on the lowest level of input that is significant to the fair value measurements. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, investment tax credits receivable, accounts payable and accrued liabilities, warrants, promissory notes and a loan facility.

The carrying values of cash and cash equivalents are recorded at fair value based on quoted prices in active markets. The carrying values of accounts receivable, investment tax credits receivable and accounts payable and accrued liabilities approximate their fair values due to the immediate or short-term maturity of these financial instruments.

As quoted prices for the warrants are not readily available, the Company has used a Black-Scholes pricing model, as described in Notes 5 and 6, to estimate fair value. These are level 3 inputs as defined above.

The Company has not yet drawn down any funds under its loan facility.

Inventory

Inventory includes materials assigned for the manufacture of products for collaborative partners and manufacturing costs for products awaiting acceptance by collaborative partners. Inventory is carried at the lower of cost and net realizable value. The cost of inventories includes all costs of purchase, costs of manufacturing and other costs incurred in bringing the inventories to their present location and condition.

Property and equipment

Property and equipment is recorded at cost less impairment losses, accumulated depreciation, related government grants and investment tax credits.  The Company records depreciation using the straight-line method over the estimated useful lives of the capital assets as follows:

Rate

Laboratory equipment	5 years
Computer and office equipment	2-5 years
Furniture and fixtures	5 years

Leasehold improvements are depreciated over their estimated useful lives but in no case longer than the lease term, except where lease renewal is reasonably assured. Assets held under capital leases that do not allow for ownership to pass to the Company are depreciated using the straight-line method over their useful life, not exceeding the lease term.

Intangible assets

The costs incurred in establishing and maintaining patents for intellectual property developed internally are expensed in the period incurred.

Impairment of long-lived assets

If there is a major event indicating that the carrying value of property and equipment may be impaired then management will perform an impairment test and if the recoverable value, based on undiscounted future cash flows, exceeds carrying value then such assets are written down to their fair values.

Revenue recognition

The Company earns revenue from research and development collaboration and contract services, licensing fees and milestone payments. Revenues associated with multiple element arrangements are attributed to the various elements based on their relative fair values or are recognized as a single unit of accounting when relative fair values are not determinable. Non-refundable payments received under collaborative research and development agreements are recorded as revenue as services are performed and related expenditures are incurred.  Non-refundable upfront license fees from collaborative licensing and development arrangements are recognized as the Company fulfills its obligations related to the various elements within the agreements, in accordance with the contractual arrangements with third parties and the term over which the underlying benefit is being conferred.  Revenue earned under contractual arrangements upon the occurrence of specified milestones is recognized as the milestones are achieved and collection is reasonably assured.

Revenue earned under research and development manufacturing collaborations where the Company bears some or all of the risk of a product manufacturing failure is recognized when the purchaser accepts the product and there are no remaining rights of return.

Revenue earned under research and development collaborations where the Company does not bear any risk of product manufacturing failure is recognized in the period the work is performed.

Revenue and expenses under the contract with the United States Government are being recorded using the percentage-of-completion method. Contract progress is based on costs incurred to date. Expenses under the contract are recorded in the Company’s consolidated statement of operations and comprehensive loss as they are incurred. Government contract revenues related to expenses incurred under the contract are recorded in the same period as those expenses. Expenses accrued under the contract but not yet invoiced are recorded in the Company’s balance sheet as accrued liabilities and accrued revenues. Equipment purchased under the contract is recorded on the Company’s balance sheet as deferred expense and deferred revenue and amortized, on a straight-line basis, over the life of the contract.

Cash or other compensation received in advance of meeting the revenue recognition criteria is recorded on the balance sheet as deferred revenue. Revenue meeting recognition criteria but not yet received or receivable is recorded on the balance sheet as accrued revenue.

Leases and lease inducements

Leases entered into are classified as either capital or operating leases. Leases which substantially transfer all benefits and risks of ownership of property to the Company are accounted for as capital leases.  At the time a capital lease is entered into, an asset is recorded together with its related long-term obligation to reflect the purchase and financing.

All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Lease inducements represent leasehold improvement allowances and reduced or free rent periods and are amortized on a straight-line basis over the term of the lease and are recorded as a reduction of rent expense.

Research and development costs

Research and development costs, including acquired in-process research and development expenses for which there is no alternative future use, are charged as an expense in the period in which they are incurred.

Income or loss per share

Income or loss per share is calculated based on the weighted average number of common shares outstanding.  Diluted loss per share does not differ from basic loss per share since the effect of the Company’s stock options and warrants are anti-dilutive. Diluted income per share is calculated using the treasury stock method which uses the weighted average number of common shares outstanding during the period and also includes the dilutive effect of potentially issuable common shares from outstanding stock options and warrants. At December 31, 2011, potential common shares of 2,830,635 were excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive (December 31, 2010 – 1,627,280, December 31, 2009 – 1,637,408).

Government grants and refundable investment tax credits

Government grants and tax credits provided for current expenses is included in the determination of income or loss for the year, as a reduction of the expenses to which it relates. Government grants and tax credits towards the acquisition of property and equipment is deducted from the cost of the related property and equipment.

Foreign currency translation

The functional currency of the Company is the Canadian dollar. For the Company and its integrated subsidiaries (Protiva Biotherapeutics Inc. and Protiva Biotherapeutics (USA), Inc.), foreign currency monetary assets and liabilities are translated into Canadian dollars at the rate of exchange prevailing at the balance sheet date.  Non-monetary assets and liabilities are translated at historical exchange rates. The previous month’s closing rate of exchange is used to translate revenue and expense transactions.  Exchange gains and losses are included in income or loss for the period.

Income taxes are accounted for using the asset and liability method of accounting.  Future income taxes are recognized for the future income tax consequences attributable to differences between the carrying values of assets and liabilities and their respective income tax bases and for loss carry-forwards.  Future income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which temporary differences are expected to be recovered or settled.  The effect on future income tax assets and liabilities of a change in tax laws or rates is included in earnings in the period that includes the enactment date.  When realization of future income tax assets does not meet the more-likely-than-not criterion for recognition, a valuation allowance is provided.

Stock-based compensation

The Company grants stock options to employees and directors pursuant to a share incentive plan described in note 6.  Compensation expense is recorded for issued stock options using the fair value method with a corresponding increase in additional paid-in capital. Any consideration received on the exercise of stock options is credited to share capital.

The fair value of stock options is typically measured at the grant date and amortized on a straight-line basis over the vesting period.

Warrants

The Company accounts for the warrants under the authoritative guidance on accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock, on the understanding that in compliance with applicable securities laws, the registered warrants require the issuance of registered securities upon exercise and do not sufficiently preclude an implied right to net cash settlement. The Company classifies warrants in its consolidated balance sheet as a liability which is revalued at each balance sheet date subsequent to the initial issuance. The Company uses the Black-Scholes pricing model to value the warrants. Determining the appropriate fair-value model and calculating the fair value of registered warrants requires considerable judgment. A small change in the estimates used may cause a relatively large change in the estimated valuation. The estimated volatility of the Company’s common stock at the date of issuance, and at each subsequent reporting period, is based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the zero-coupon rate for bonds with a maturity similar to the expected remaining life of the warrants at the valuation date. The expected life of the warrants is assumed to be equivalent to their remaining contractual term.

Segment information

The Company operates in a single reporting segment, the research and development of RNA interference therapeutics.  Substantially all of the Company’s revenues to date were earned from customers or collaborators based in the United States. Substantially all of the Company’s premises, property and equipment is located in Canada.

Recent accounting pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, we believe that the impact of recently issued standards that are not yet effective will not have a material impact on our financial position or results of operations upon adoption.

In October 2009, the FASB issued EITF 08-01, Revenue Arrangements with Multiple Deliverables (currently within the scope of FASB Accounting Standards Codification (ASC) Subtopic 605-25). This statement provides principles for allocation of consideration among its multiple-elements, allowing more flexibility in identifying and accounting for separate deliverables under an arrangement. The EITF introduces an estimated selling price method for valuing the elements of a bundled arrangement if vendor-specific objective evidence or third-party evidence of selling price is not available, and significantly expands related disclosure requirements. This standard is effective on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. Alternatively, adoption may be on a retrospective basis, and early application is permitted. The Company adopted this pronouncement on January 1, 2011. Adoption of the pronouncement did not have a material impact on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on its financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have an impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This newly issued accounting standard (1) eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity; (2) requires the consecutive presentation of the statement of net income and other comprehensive income; and (3) requires an entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income nor do the amendments affect how earnings per share is calculated or presented. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. These ASUs are required to be applied retrospectively and are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, which for the Company means January 1, 2012. As these accounting standards do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, the adoption of these standards is not expected to have an impact on the Company’s financial position or results of operations.

In May 2011, the FASB issued ASU No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011, which for the Company means January 1, 2012. The adoption of this standard is not expected to have a material impact on the Company’s financial position or results of operations.

Note 3 - Collaborations, Contracts and Licensing Agreements	12 Months Ended
Dec. 31, 2011
Collaborative Arrangement Disclosure [Text Block]
3.	Collaborations, contracts and licensing agreements

The following tables set forth revenue recognized under collaborations, contracts and licensing agreements:

	Year ended December 31
	2011	2010	2009
Collaborations and contracts
Alnylam (a)	$4,142,796	$6,258,535	$8,831,250
U.S. Government (b)	11,432,163	3,560,711	-
Roche (c)	40,232	4,499,689	4,757,842
BMS (d)	432,106	227,995	165,776
Other RNAi collaborators (e)	75,546	376,930	77,048
Total research and development collaborations and contracts	16,122,843	14,923,860	13,831,916
Alnylam licensing fees and milestone payments (a)	524,100	514,129	596,500
Talon license amendment payment (f)	-	5,916,750	-
Total revenue	$16,646,943	$21,354,739	$14,428,416

The following table sets forth deferred collaborations and contracts revenue:

	December 31
	2011	2010

U.S. Government (b)	$1,593,946	$760,924
Roche (c)	-	40,232
BMS current portion (d)	1,213,952	1,181,108
Deferred revenue, current portion	2,807,898	1,982,264
BMS long-term portion (d)	1,690,529	2,155,478
Total deferred revenue	$4,498,427	$4,137,742

(a)	License and collaboration with Alnylam Pharmaceuticals, Inc. (“Alnylam”)

License and Collaboration Agreement with Alnylam through Tekmira

On January 8, 2007, the Company entered into a licensing and collaboration agreement with Alnylam (“Alnylam License and Collaboration”) giving them an exclusive license to certain of the Company’s historical lipid nanoparticle intellectual property for the discovery, development, and commercialization of ribonucleic acid interference (“RNAi”) therapeutics.

Cross-License with Alnylam acquired through Protiva

As a result of the acquisition of Protiva on May 30, 2008, the Company acquired a Cross-License Agreement between Protiva and Alnylam dated August 14, 2007 (the “Alnylam Cross-License”). Alnylam was granted a non-exclusive license to the Protiva intellectual property. Under the Alnylam Cross-License, Alnylam was required to make collaborative research payments at a minimum rate of US$2,000,000 per annum for the provision of the Company’s research staff. The research collaboration under the Alnylam Cross-License expired on August 13, 2009.

Manufacturing agreement with Alnylam

Under a manufacturing agreement with Alnylam (the “Alnylam Manufacturing Agreement”) effective January 1, 2009, the Company is the exclusive manufacturer of any products required by Alnylam through to the end of Phase 2 clinical trials that utilize the Company’s technology. Alnylam pays the Company for the provision of staff and for external costs incurred. Time charged to Alnylam is at a fixed rate and under the Alnylam Manufacturing Agreement there was a contractual minimum for the provision of staff of $11,200,000 over the three years ending December 31, 2011. From January 1, 2012, at the start of each calendar quarter, Alnylam will prepay for the provision of the Company’s staff based on their estimate of work to be performed in that quarter. Any under or over estimate will be redressed at the end of each quarter. Alnylam will continue to pay for external costs incurred by the Company on their behalf on a monthly invoice basis.

Licensing fees and milestone payments

The Company is eligible to receive up to US$16,000,000 in milestone payments for each RNAi therapeutic advanced by Alnylam or its partners that utilize the Company’s technology.  The Company is also eligible for royalties on product sales. These milestones and royalties will pass through Alnylam.

In the year ended December 31, 2011, the Company received a $524,100 (US$500,000) milestone from Alnylam in respect of the initiation of Alnylam’s ALN-PCS Phase 1 human clinical trial. In the year ended December 31, 2010, the Company received a $514,129 (US$500,000) milestone payment from Alnylam in respect of the initiation of Alnylam’s ALN-TTR01 Phase 1 human clinical trial. In the year ended December 31, 2009, the Company received a $596,500 (US$500,000) milestone payment from Alnylam in respect of the initiation of Alnylam’s ALN-VSP Phase 1 human clinical trial.

(b)	Contract with U.S. Government to develop TKM-Ebola

On July 14, 2010, the Company signed a contract with the United States Government to advance TKM-Ebola, an RNAi therapeutic utilizing the Company’s lipid nanoparticle technology to treat Ebola virus infection.

In the initial phase of the contract, which is expected to last approximately three years and is funded as part of the Transformational Medical Technologies program, the Company is eligible to receive up to US$34.7 million.  This initial funding is for the development of TKM-Ebola including completion of preclinical development, filing an Investigational New Drug application with the United States Food and Drug Administration (“FDA”) and completing a Phase 1 human safety clinical trial.

The U.S. Government has the option of extending the contract beyond the initial funding period to support the advancement of TKM-Ebola through to the completion of clinical development and FDA approval. Based on the contract’s budget this would provide the Company with up to US$140.0 million in funding for the entire program.

Under the contract, the Company is reimbursed for costs incurred, including an allocation of overhead costs, and is paid an incentive fee. At the beginning of the fiscal year the Company estimates its labour and overhead rates for the year ahead. At the end of the year the actual labour and overhead rates are calculated and revenue is adjusted accordingly. The Company’s actual labour and overhead rates will differ from its estimated rates based on actual costs incurred and the proportion of the Company’s efforts on contracts and internal products versus indirect activities. Within minimum and maximum collars, the amount of incentive fee the Company can earn under the contract varies based on costs incurred versus budgeted costs. Until the Company is able to make a reliable estimate of the final contract costs, only the minimum incentive fee achievable and earned is recognized.

(c)	Roche collaboration

On May 11, 2009 the Company announced a product development agreement with F. Hoffman-La Roche Ltd (the “Roche Product Development Agreement”). Under the Roche Product Development Agreement Roche was to pay the Company up to US$8,800,000 to support the advancement of each Roche RNAi product candidate using the Company’s lipid nanoparticle technology through to the filing of an Investigational New Drug (“IND”) application.

Under the Roche Product Development Agreement Roche was paying the Company for the provision of staff and for external costs incurred. The Company recognized revenue in proportion to the services provided up to the reporting date by comparing actual hours spent to estimated total hours for each product under the contract. Revenue from external costs incurred on Roche product candidates was recorded in the period that Roche was invoiced for those costs. The difference between service revenue recognized and cash received was recorded in the Company’s balance sheet as deferred revenue.

On November 17, 2010, Roche announced that, as part of a corporate restructuring, they would discontinue research and development in the field of RNAi. Following the announcement Roche confirmed that, except for completing some product stability studies, they would be discontinuing product development with the Company. The stability studies were completed in 2011 and the Company has no further obligation to Roche.

Under a separate February 11, 2009 research agreement with Roche the Company received $923,151 (US$765,000) that was recorded as revenue in 2009.

(d)	Bristol-Myers Squibb collaboration

On May 10, 2010 the Company announced the expansion of its research collaboration with Bristol-Myers Squibb Company (“Bristol-Myers Squibb”). Under the new agreement, Bristol-Myers Squibb use small interfering RNA (“siRNA”) molecules formulated by the Company in LNP technology to silence target genes of interest.  Bristol-Myers Squibb is conducting the preclinical work to validate the function of certain genes and share the data with the Company.  The Company can use the preclinical data to develop RNAi therapeutic drugs against the therapeutic targets of interest.  The Company received $3,233,400 (US$3,000,000) from Bristol-Myers Squibb concurrent with the signing of the agreement and recorded the amount as deferred revenue. The Company is required to provide a pre-determined number of LNP batches over the four-year agreement.  Bristol-Myers Squibb have a first right to negotiate a licensing agreement on certain RNAi products developed by the Company that evolve from Bristol-Myers Squibb validated gene targets.

Revenue from the May 10, 2010 agreement with Bristol-Myers Squibb is being recognized as the Company produces the related LNP batches.

(e)	Other RNAi collaborators

The Company has active research agreements with a number of other RNAi collaborators.

(f)	Agreements with Talon Therapeutics, Inc. (“Talon”, formerly Hana Biosciences, Inc.) and related contingent obligation

On May 6, 2006, the Company signed a number of agreements with Talon including the grant of worldwide licenses (the “Talon License Agreement”) for three of the Company’s chemotherapy products, Marqibo®, AlocrestTM (Optisomal Vinorelbine) and BrakivaTM (Optisomal Topotecan).

On May 27, 2009, the Talon License Agreement was amended to decrease the size of near-term milestone payments and increase the size of long-term milestone payments. On September 20, 2010, the Talon License Agreement was amended a second time such that Talon paid $5,916,750 (US$5,750,000) in consideration for reducing certain future payments associated with the product candidates. The payment of $5,916,750 has been recorded as license amendment revenue. The Company is now eligible for future Talon milestones of up to US$19,000,000 upon achievement of further development and regulatory milestones and is also eligible to receive royalties on product sales. If Talon sublicenses any of the product candidates, Tekmira is eligible to receive a percentage of any upfront fees or milestone payments received by Talon.

The Company had a contingent obligation that arose through a Purchase and Settlement Agreement dated June 20, 2006 whereby the Company retired exchangeable and development notes in exchange for contingent consideration including certain future milestone and royalty payments from Talon. Concurrent with signing the second amendment of the Talon License Agreement the Company signed a Waiver and Release with certain contingent creditors, the “Former Noteholders”. The balance of the contingent obligation related to the Talon milestones and royalties immediately prior to signing the Waiver and Release was US$22,835,476. As per the terms of the Waiver and Release, in 2010, the Company paid the Former Noteholders $5,916,750 (US$5,750,000) in full settlement of the contingent obligation and recorded the payment as a loss on the purchase and settlement of the exchangeable and development notes. The Company has no further obligation to the Former Noteholders and will retain any future milestones or royalties received from Talon.

(g)	License agreement with Merck & Co., Inc. (“Merck”)

As a result of the acquisition of Protiva in 2008, the Company received a non-exclusive royalty-bearing world-wide license, of certain intellectual property acquired by Merck. Under the license Merck will pay up to US$17,000,000 in milestones for each product it develops using the acquired intellectual property except for the first product for which Merck will pay up to US$15,000,000 in milestones. Merck will also pay royalties on product sales. The license agreement with Merck was entered into as part of a settlement of litigation between Protiva and a Merck subsidiary. No payments have been made under this license to date.

Merck has granted a license to the Company to certain of its intellectual property.

Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment

Property and equipment
December 31, 2011	Cost	Accumulated depreciation and impairment	Net book value

Lab equipment	$7,688,286	$(6,984,194)	$704,092
Leashold improvements	7,212,104	(5,976,916)	1,235,188
Computer hardware and software	3,120,072	(2,869,622)	250,450
Furniture and fixtures	664,029	(656,180)	7,849
	$18,684,491	$(16,486,912)	$2,197,579

December 31, 2010	Cost	Accumulated depreciation and impairment	Net book value

Laboratory equipment	$7,668,582	$(6,554,699)	1,113,883
Leasehold improvements	7,256,186	(5,730,396)	1,525,790
Computer and office equipment	3,080,100	(2,621,522)	458,578
Furniture and fixtures	664,029	(648,864)	15,165
	$18,668,897	$(15,555,481)	3,113,416

Note 5 - Borrowing facility	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
5.	Borrowing facility

On December 21, 2011, the Company signed an agreement with Silicon Valley Bank (“SVB”) for a term loan facility (the “loan”) of up to $3,051,000 (US$3,000,000). The loan may be drawn down at the Company’s discretion at any time prior to September 30, 2012. The loan matures on June 30, 2015 and carries a fixed interest rate of 8% annually. If the Company draws down on the loan, principal and interest payments will be payable each month starting on October 1, 2012.

In part payment for establishing the loan, the Company has issued SVB 54,545 common share purchase warrants with an exercise price of $1.65 and an expiration date of December 21, 2018. On the date of issuance, the Black-Scholes aggregate value of the 54,545 warrants was $35,004 and is based on an assumed risk-free interest rate of 1.48%, volatility of 40%, a zero dividend yield and an expected life of 7 years. The fair value of the warrants at issuance has been recorded as a liability.

At December 31, 2011, the Black-Scholes value of the warrants was $35,004 and is based on an assumed risk-free interest rate of 1.51%, volatility of 40%, a zero dividend yield and an expected life of 6.98 years.

The Company will provide additional warrants with a value equal to 2% of any draw down on the loan. The Company has not yet drawn down on the loan. The loan is secured by the assets of the Company.

The legal and professional costs of establishing the loan of $70,095 and the initial fair value of the warrants of $35,004 have been included in General and Administrative expenses.

Note 6 - Share Capital	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
6.	Share capital

(a)	Financing

On June 16, 2011, the Company completed a public offering of 1,789,900 units at a price of $2.85 each for total gross proceeds, before expenses, of $5,101,215. Each unit consists of one common share and one half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of $3.35. The warrants expire on June 15, 2016. After paying underwriter’s commission and other unit issue costs, the offering generated net cash of $4,545,647. The total unit issuance cost of $555,568 has been allocated, on a pro-rata basis, as $475,568 to the shares and $80,000 to the warrants and recorded, respectively, to share capital and warrant issuance costs in the statement of loss.

On the date of issuance, the Black-Scholes aggregate value of the 894,950 warrants was $742,809 and is based on an assumed risk-free interest rate of 2.19%, volatility of 40%, a zero dividend yield and an expected life of 5 years. The fair value of the warrants at issuance was initially recorded as a liability with the residual amount of proceeds allocated to share capital.

At December 31, 2011, the Black-Scholes value of the warrants was $170,040 and is based on an assumed risk-free interest rate of 1.28%, volatility of 40%, a zero dividend yield and an expected life of 4.5 years. The change in the Black-Scholes value of the warrants from their date of issuance to December 31, 2011 of $572,769 is reflected in the consolidated statement of operations and comprehensive loss as a “Change in the fair value of warrant liability”.

On February 29, 2012, the Company completed a private placement which is described in note 12, subsequent events.

(b)	Authorized share capital

The Company’s authorized share capital consists of an unlimited number of common and preferred shares without par value.

(c)	Consolidation of common shares

On November 4, 2010 the Company’s common shares were consolidated on a basis of five current common shares for one new common share.  All references to common stock, common shares outstanding, average number of common shares outstanding, per share amounts and options in these financial statements and notes thereto have been restated to reflect the common stock consolidation on a retroactive basis.

(d)	Stock-based compensation

The Company has three share-based compensation plans; the “2007 Plan”, the “2011 Plan” and the “Protiva Option Plan”.

On June 22, 2011, the shareholders of the Company approved an omnibus stock-based compensation plan (the “2011 Plan”) and a 273,889 increase in the number of stock-based compensation awards that the Company is permitted to issue. The Company’s pre-existing 2007 Plan was limited to the granting of stock options as equity incentive awards whereas the 2011 Plan also allows for the issuance of tandem stock appreciation rights, restricted stock units and deferred stock units (collectively, and including options, referred to as “Awards”). The 2011 Plan replaces the 2007 Plan. The 2007 Plan will continue to govern the options granted thereunder. No further options will be granted under the Company’s 2007 Plan.

Under the Company’s 2007 Plan the Board of Directors granted options to employees, directors and consultants of the Company.  The exercise price of the options was determined by the Company’s Board of Directors but was always at least equal to the closing market price of the common shares on the day preceding the date of grant and the term of options granted did not exceed 10 years.  The options granted generally vested over three years for employees and immediately for directors.

Under the Company’s 2011 Plan the Board of Directors may grant options to employees, directors and consultants of the Company.  The exercise price of the options is determined by the Company’s Board of Directors but will be at least equal to the closing market price of the common shares on the day preceding the date of grant and the term may not exceed 10 years.  Options granted generally vest over three years for employees and immediately for directors.

Hereafter, information on options governed by the 2007 Plan and 2011 Plan is presented on a consolidated basis as the terms of the two plans are similar. Information on the Protiva Option Plan is presented separately.

Stock option activity for the Company’s 2007 Plan and 2011 Plan

	Number of optioned common shares	Weighted average exercise price	Aggregate intrinsic value

Balance, December 31, 2008	917,685	$11.25	$32,546
Options granted	2,640	4.85
Options exercised	(3,852)	2.05	11,515
Options forfeited, cancelled or expired	(50,845)	30.90
Balance, December 31, 2009	865,628	10.10	705,885
Options granted	275,225	4.40
Options exercised	(9,548)	3.63	29,320
Options forfeited, cancelled or expired	(47,873)	27.38
Balance, December 31, 2010	1,083,432	7.95	756,628
Options granted	403,100	2.14
Options exercised	(1,667)	1.50	1,330
Options forfeited, cancelled or expired	(71,547)	27.42
Balance, December 31, 2011	1,413,318	$5.32	$1,800

Options under the 2007 Plan and 2011 Plan expire at various dates from April 14, 2012 to December 22, 2021.

The following table summarizes information pertaining to stock options outstanding at December 31, 2011 under the Company’s 2007 Plan and 2011 Plan:

	Options outstanding December 31, 2011			Options exercisable December 31, 2011
Range of Exercise prices	Number of options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options exercisable	Weighted average exercise price

$1.50 to $1.90	312,006	8.5	$1.71	216,756	$1.71
$2.40 to $2.60	234,200	9.6	2.40	35,300	2.40
$3.00 to $3.85	318,600	6.5	3.51	250,711	3.42
$4.60 to $5.90	384,549	6.4	5.30	359,229	5.34
$6.45 to $11.60	118,596	5.3	7.09	107,861	6.99
$49.20 to $69.00	45,367	1.4	53.37	45,367	53.37
$1.50 to $69.00	1,413,318	7.2	$5.32	1,015,224	$6.31

At December 31, 2011, there were 1,015,224 options exercisable (December 31, 2010 - 861,549; December 31, 2009 – 754,076) with a weighted average exercise price of $6.31. The weighted average remaining contractual life of exercisable options as at December 31, 2011 was 6.3 years. The aggregate intrinsic value of options exercisable at December 31, 2011 was $1,800.

A summary of the Company’s non-vested stock option activity and related information for the year ended December 31, 2011 is as follows:

	Number of optioned common shares	Weighted average fair value

Non-vested at December 31, 2010	221,883	$3.47
Options granted not yet vested	299,450	2.06
Options vested	(113,926)	3.09
Non-vested options forfeited	(9,313)	3.61
Non-vested at December 31, 2011	398,094	$2.51

The weighted average remaining contractual life for options expected to vest at December 31, 2011 was 9.4 years and the weighted average exercise price for these options was $2.77 per share.

The aggregate intrinsic value of options expected to vest as at December 31, 2011 was $nil (December 31, 2010 - $175,905; December 31, 2009 - $197,827).

The total fair value of options that vested during the year ended December 31, 2011 was $351,542 (2010 - $468,105; 2009 - $496,263).

Valuation assumptions for the Company’s 2007 Plan and 2011 Plan

The fair value of stock options at date of grant, based on the following assumptions, was estimated using the Black-Scholes option-pricing model. Assumptions on the dividend yield are based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends. Assumptions about the Company’s expected stock-price volatility are based on the historical volatility of the Company’s publicly traded stock. The risk-free interest rate used for each grant is equal to the zero coupon rate for instruments with a similar expected life. Expected life assumptions are based on the Company’s historical data. The Company currently expects, based on an analysis of its historical forfeitures, that no options will be forfeited by senior employees and that approximately 94% of its options issued to non-senior employees will ultimately vest, and based on a three year vesting period has applied an annual forfeiture rate of 2.0% to all unvested options held by non-senior employees as of December 31, 2011. The Company will record additional expense if the actual forfeitures are lower than estimated and will record a recovery of prior expense if the actual forfeitures are higher than estimated. The weighted average option pricing assumptions and the resultant fair values are as follows:

	Year ended December 31
	2011	2010	2009

Dividend yield	0.00%	0.00%	0.00%
Expected volatility	116.26%	116.90%	144.00%
Risk-free interest rate	2.51%	2.60%	2.50%
Expected average option term	9.6 years	6.6 years	5.0 years
Fair value of options granted	$2.00	$3.82	$4.35

Stock-based compensation expense for the Company’s 2007 Plan and 2011 Plan

An expense for stock-based compensation for options awarded to employees and calculated in accordance with the fair value method has been recorded in the consolidated statements of operations and comprehensive loss as follows:

	Year ended December 31
	2011	2010	2009

Research, development, collaborations and contracts expenses	$494,634	$533,508	$207,234
General and administrative expenses	131,485	117,112	58,451
Total	$626,119	$650,620	$265,685

At December 31, 2011, there remains $735,008 of unearned compensation expense related to unvested employee stock options to be recognized as expense over a weighted-average period of approximately 8 months.

Protiva Option Plan

On May 30, 2008, as a condition of the acquisition of Protiva Biotherapeutics Inc., a total of 350,457 common shares of the Company were reserved for the exercise of 519,073 Protiva share options (“Protiva Options”). The Protiva Options have an exercise price of $0.30, were fully vested as of May 30, 2008, expire at various dates from January 22, 2011 to March 1, 2018 and upon exercise each option will be converted into approximately 0.6752 shares of the Company (the same ratio at which Protiva common shares were exchanged for Company common shares at completion of the acquisition of Protiva). The Protiva Options are not part of the Company’s 2007 Plan or 2011 Plan and the Company is not permitted to grant any further Protiva Options. To December 31, 2009, none of the Protiva Options had been exercised, forfeited or cancelled.

The following table sets forth outstanding options under the Protiva Option Plan:

	Number of Protiva Options	Equivalent number of Company common shares	Weighted average exercise price

Balance, December 31, 2009	519,073	350,457	$0.30

Options exercised	(850)	(574)	0.30
Options forfeited, cancelled or expired	-	-	-

Balance, December 31, 2010	518,223	349,883	0.30
Options exercised	(27,202)	(18,366)	0.30
Options forfeited, cancelled or expired	-	-	-
Balance, December 31, 2011	491,020	331,517	$0.30

The weighted average remaining contractual life of exercisable Protiva Options as at December 31, 2011 was 4.0 years.

The aggregate intrinsic value of Protiva Options outstanding at December 31, 2011 was $363,230. The intrinsic value of Protiva Options exercised in the year ended December 31, 2011 was $42,615 (2010 - $2,688; 2009 - $nil).

Awards outstanding and available for issuance

Combining all of the Company’s share-based compensation plans, at December 31, 2011, the Company has 1,744,835 options outstanding and a further 136,305 Awards available for issuance.

Note 7 - Government Grants and Refundable Investment Tax Credits	12 Months Ended
Dec. 31, 2011
Government Grants And Refundable Investment Tax Credits [Text Block]
7.	Government grants and refundable investment tax credits

Government grants and refundable investment tax credits have been netted against research and development expenses.

Government grants for the year ended December 31, 2011 include $nil in funding from the US Army Medical Research Institute for Infectious Diseases (2010 - $191,194; 2009 - $775,292).

The Company’s estimated claim for refundable Scientific Research and Experimental Development investment tax credits for the year ended December 31, 2011 is $20,905 (2010 - $196,556; 2009 - $139,502).

Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
8.	Income taxes

Income tax (recovery) expense varies from the amounts that would be computed by applying the combined Canadian federal and provincial income tax rate of 26.5% (year ended December 31, 2010 – 28.5%; December 31, 2009 – 30.0%) to the loss before income taxes as shown in the following tables:

	Year ended December 31
	2011	2010	2009
Computed taxes (recoveries) at Canadian federal and provincial tax rates	$(2,633,285)	$(3,538,412)	$(2,624,747)
Differences due to change in enacted tax rates	712,236		635,462
Difference due to change in tax rate on opening deferred taxes	3,427,057	-	-
Permanent and other differences	143,992	1,409,918	927,938
Change in valuation allowance	(1,650,000)	2,880,000	1,061,347
Utilization of non-capital loss carryforwards	-	(751,506)	-
Income tax (recovery) expense	$-	$-	$-

As at December 31, 2011, the Company has investment tax credits available to reduce Canadian federal income taxes of $11,093,450 (December 31, 2010 - $9,277,707) and provincial income taxes of $5,500,315 (December 31, 2010 - $4,470,380) and expiring between 2012 and 2031.

At December 31, 2011, the Company has scientific research and experimental development expenditures of $50,575,034 (December 31, 2010 - $44,061,609) available for indefinite carry-forward and $19,037,156 (December 31, 2010 - $18,991,636) of net operating losses due to expire between 2027 and 2031 and which can be used to offset future taxable income in Canada.

On November 23, 2011, the Company was registered as a corporation under the Business Activity Act in the province of British Columbia. Under this program, provincial corporation tax charged on foreign income earned from the Company’s patents will be eligible for a 75% tax refund up to a maximum of $8,000,000.

Significant components of the Company’s deferred tax assets are shown below:

	Year ended December 31
	2011	2010

Deferred tax assets:
Non-capital loss carryforwards	$4,438,000	$4,088,000
Research and development deductions	9,295,000	11,015,000
Book amortization in excess of tax	2,779,000	2,938,000
Share issue costs	45,000	146,000
Warrant liability	65,000	-
Revenue recognized for tax purposes in excess of revenue recognized for accounting purposes	1,125,000	1,034,000
Tax value in excess of accounting value in lease inducements	49,000	87,000
Accounting value in excess of tax value in intangible assets	49,000	75,000
Provincial investment tax credits	973,000	1,082,000
Total deferred tax assets	18,818,000	20,465,000
Valuation allowance	(18,818,000)	(20,465,000)
Net deferred tax assets	$-	$-

Note 9 - Contingencies And Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
9.	Contingencies and commitments

Litigation

On March 16, 2011 the Company filed a complaint against Alnylam. On April 6, 2011 Alnylam filed an answer and counter-claim to the Company’s complaint. On June 3, 2011, the Company filed an amended complaint against Alnylam and expanded its complaint to include AlCana Technologies, Inc. (“AlCana”). On June 28, 2011 Alnylam filed an amended answer and counter-claim and on July 15, 2011 AlCana filed its answer and counter-claim to the Company’s amended complaint.

The Company’s amended complaint against Alnylam is for misappropriation and misuse of trade secrets, know-how and other confidential information, unfair and deceptive trade practices, unjust enrichment, unfair competition and false advertising, breach of contract, breach of the implied covenant of good faith and fair dealing, tortious interference with contractual relationships, and civil conspiracy. The suit, filed in the Business Litigation Session of the Massachusetts Superior Court (“BLS Court”), alleges Alnylam exploited its confidential relationship as a collaborator with the Company to misappropriate the Company’s proprietary lipid nanoparticle delivery technology, resulting in damage to the Company’s intellectual property and business interests. The amended complaint also adds AlCana as a defendant and asserts claims alleging misappropriation of trade secrets, tortious interference with contractual relations, unjust enrichment, unfair and deceptive acts and trade practices, and civil conspiracy against AlCana. The Company is seeking damages based on Alnylam’s conduct as alleged in the amended complaint including termination of Alnylam’s license to the Company’s technology.

Alnylam’s answer and amended counter-claim alleges, in summary, breach of contract: contractual dispute resolution and confidentiality provisions, defamation, breach of covenant not to sue, breach of patent prosecution cooperation and non-use provisions, and breach of an implied covenant of good faith and fair dealing. Alnylam’s defamation counter-claim was dismissed by the BLS Court in September 2011 including an award of attorney’s fees and costs. The BLS Court has set a trial date of October 30, 2012.

AlCana’s answer and amended counter-claim alleges, in summary, breach of contract and breach of an implied covenant of good faith and fair dealing.

The Company has signed an agreement with its legal counsel with respect to this litigation that includes success-based contingent fees.

On November 16, 2011, the Company disclosed that it had filed a Notice of Civil Claim in the Supreme Court of British Columbia against certain individuals from AlCana alleging that thousands of confidential documents containing the Company’s confidential information and trade secrets were downloaded and taken. The Company also filed a Notice of Application seeking an injunction ordering the documents and derivative materials be returned. The Company is also seeking general and punitive damages. On January 10, 2012, the Company disclosed that the Supreme Court of British Columbia had granted its application for an injunction that orders confidential documents and materials be returned to the Company and prohibits the use of the Company’s confidential information. The injunction also requires the defendants to identify every person and corporation to whom the information was provided or communicated.

On January 17, 2012, the Company disclosed that Alnylam filed a patent infringement lawsuit against Tekmira in the U.S. District Court of Massachusetts. Isis Pharmaceuticals, Inc. is named as a co-plaintiff in the suit. The context for this infringement suit has arisen out of the Company’s ongoing litigation with Alnylam and AlCana.

The Company has not recorded an estimated liability associated with Alnylam’s answer and amended counter-claim or patent infringement lawsuit due to the uncertainties related to both the likelihood and the amount of any potential loss. The Company has not recorded an estimated liability for contingently payable success-based legal fees due to the uncertainties related to both the likelihood and the amount of the fees.

Property lease

Effective July 29, 2009 the Company signed an amendment to the operating lease for its laboratory and office premises. The amended lease expires in July 2014 but the Company has the option to extend the lease to 2017 and then to 2022 and then to 2027. The amended lease included a signing incentive payment. In accordance with the Company’s accounting policy the signing incentive payment is being amortized on a straight-line basis over the term of the amended lease.

Following the lease amendment the minimum commitment, contracted sub-lease income and net commitment for rent and estimated operating costs, are as follows:

	Lease commitment	Sub-lease income	Net commitment

Year ended December 31, 2012	$1,285,000	$(186,000)	$1,099,000
Year ended December 31, 2013	1,285,000	-	1,285,000
Year ended December 31, 2014	750,000	-	750,000
	$3,320,000	$(186,000)	$3,134,000

The Company’s lease expense, net of sub-lease income, for the year ended December 31, 2011 of $933,528 has been recorded in the consolidated statements of operations and comprehensive loss in research, development, collaborations and contracts and general and administrative expenses (2010 - $931,606; 2009 - $1,008,290).

The Company has netted $194,281 of sub-lease income against lease expense in the year ended December 31, 2011 (year ended December 31, 2010 - $194,281; 2009 - $191,376).

Product development partnership with the Canadian Government

The Company entered into a Technology Partnerships Canada ("TPC") agreement with the Canadian Federal Government on November 12, 1999.  Under this agreement, TPC agreed to fund 27% of the costs incurred by the Company, prior to March 31, 2004, in the development of certain oligonucleotide product candidates up to a maximum contribution from TPC of $9,329,912.  As at December 31, 2011, a cumulative contribution of $3,701,571 has been received and the Company does not expect any further funding under this agreement.  In return for the funding provided by TPC, the Company agreed to pay royalties on the share of future licensing and product revenue, if any, that is received by the Company on certain non-siRNA oligonucleotide product candidates covered by the funding under the agreement.  These royalties are payable until a certain cumulative payment amount is achieved or until a pre-specified date.  In addition, until a cumulative amount equal to the funding actually received under the agreement has been paid to TPC, the Company agreed to pay royalties on the share of future product revenue, if any, for Marqibo that is received by the Company. To December 31, 2011 the Company had not made any royalty payments to TPC.

Contingently payable promissory notes

On March 25, 2008, Protiva declared dividends totaling US$12,000,000. The dividend was paid by Protiva issuing promissory notes on May 23, 2008. Recourse against Protiva for payment of the promissory notes will be limited to Protiva’s receipt, if any, of up to US$12,000,000 in license payments from Merck (see note 3(h)). Protiva will pay these funds if and when it receives them, to the former Protiva shareholders in satisfaction of the promissory notes. As contingent items the US$12,000,000 receivable and the related promissory notes payable are not recorded in the Company’s consolidated balance sheet.

License and collaboration agreement with Halo-Bio RNAi Therapeutics, Inc. (“Halo-Bio”)

On August 24, 2011, the Company entered into a license and collaboration agreement (the “Agreement”) with Halo-Bio. Under the Agreement, Halo-Bio granted the Company an exclusive license to its multivalent ribonucleic acid (“MV-RNA”) technology. The Agreement provides for the companies to work together to design and develop MV-RNA molecules to gene targets of interest to the Company and to combine MV-RNA molecules with the Company’s LNP technology to develop therapeutic products.

The Company paid Halo-Bio an initial license fee of $97,940 (US$100,000) and recorded this amount as a research and development expense in the consolidated statement of operations and comprehensive loss.

Under the Agreement, the maximum future license fees and other contingent payments are US$1,960,000 and the Company will pay up to US$12,700,000 in milestones on each product developed plus royalties.

Note 10 - Concentrations of Business Risk	12 Months Ended
Dec. 31, 2011
Concentration Risk Disclosure [Text Block]
10.	Concentrations of business risk

Credit risk

Credit risk is defined by the Company as an unexpected loss in cash and earnings if a collaborative partner is unable to pay its obligations in due time.  The Company’s main source of credit risk is related to its accounts receivable balance which principally represents temporary financing provided to collaborative partners in the normal course of operations. Accounts receivable from the U.S. Government as at December 31, 2011 were $747,720 and represent 85% of total accounts receivable as at that date (December 31, 2010 - $2,031,980 and 61%). Accounts receivable from Alnylam as at December 31, 2011 were $27,178 and represent 3% of total accounts receivable as at that date (December 31, 2010 - $836,655 and 25%).

The Company does not currently maintain a provision for bad debts as the majority of accounts receivable are from collaborative partners or government agencies and are considered low risk.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at December 31, 2011 was the accounts receivable balance of $880,693 (December 31, 2010 - $3,318,729).

All accounts receivable balances were current as at December 31, 2011 and December 31, 2010.

Significant collaborators and customers risk

We depend on a small number of collaborators and customers for a significant portion of our revenues (see note 3).

Liquidity Risk

Liquidity risk results from the Company’s potential inability to meet its financial liabilities, for example payments to suppliers.  The Company ensures sufficient liquidity through the management of net working capital, cash balances and a debt facility.

The Company’s liquidity risk is primarily attributable to its cash, cash equivalents and debt facility. The Company limits exposure to liquidity risk on its liquid assets through maintaining its cash and cash equivalent deposits with high-credit quality financial institutions. Due to the nature of these investments, the funds are available on demand to provide optimal financial flexibility. Under the terms of the debt facility, if a material adverse event occurs prior to draw down, the lender may chose to cancel the facility.

The Company believes that its current sources of liquidity are sufficient to cover its likely applicable short term cash obligations. The Company’s financial obligations include accounts payable and accrued liabilities which generally fall due within 45 days.

The net liquidity of the Company is considered to be the cash, cash equivalents and debt facility funds available (note 5) less accounts payable and accrued liabilities.

	December 31
	2011	2010
Cash, cash equivalents and short term investments	$9,184,134	$12,346,010
Debt facility available (US$3,000,000)	3,051,000	-
Less: Debt facility repayments in first 12 months	(1,135,000)
Less: Accounts payable and accrued liabilities	(3,972,551)	(6,151,923)
	$7,127,583	$6,194,087

Foreign currency risk

The Company’s revenues and operating expenses are denominated in both Canadian and US dollars so the results of the Company’s operations are subject to currency transaction and translation risk.

The operating results and financial position of the Company are reported in Canadian dollars in the Company’s financial statements. The fluctuation of the US dollar in relation to the Canadian dollar will consequently have an impact upon the Company’s income or loss and may also affect the value of the Company’s assets and the amount of shareholders’ equity.

The Company manages its US dollar exchange rate risk by, whenever possible, using cash received from US dollar revenues to pay US dollar expenses and by limiting its holdings of US dollar cash and cash equivalent balances to working capital levels. The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time.

The Company’s exposure to US dollar currency expressed in Canadian dollars was as follows:

	December 31
	2011	2010
Cash and cash equivalents	$1,259,029	$1,067,205
Accounts receivable	780,176	2,042,065
Accounts payable and accrued liabilities	(2,365,191)	(3,485,715)
	$(325,986)	$(376,445)

An analysis of the Company’s sensitivity to foreign currency exchange rate movements is not provided in these financial statements as a large proportion of the Company’s foreign currency purchases are reimbursed by collaborators and customers which mitigates the Company’s foreign currency risk.

Note 11 - Supplementary Information	12 Months Ended
Dec. 31, 2011
Supplemental Balance Sheet Disclosures [Text Block]
11.	Supplementary information

Accounts payable and accrued liabilities is comprised of the following:

	December 31
	2011	2010
Trade accounts payable	$1,284,737	$3,035,273
Research and development accruals	228,942	1,241,630
Professional fee accruals	1,669,838	1,030,405
Restructuring cost accruals	36,134	34,999
Deferred lease inducements	196,966	346,098
Other accrued liabilities	555,934	463,518
	$3,972,551	$6,151,923

Note 12 - Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
12.	Subsequent event

Private Placement Financing

On February 29, 2012, the Company completed a private placement offering of 1,848,601 units at a price of $2.20 each for total gross proceeds, before expenses, of $4,066,922. Each unit consists of one common share and one half of one common share purchase warrant. Each whole warrant entitles the holder to acquire one common share at a price of $2.60. The warrants expire on February 28, 2017.

On the date of issuance, the Black-Scholes aggregate value of the 924,302 warrants was $794,900 and is based on an assumed risk-free interest rate of 1.44%, volatility of 40%, a zero dividend yield and an expected life of 5 years.